Available-for-sale Securities - Estimated Fair Value (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary of available-for-sale debt securities recorded in cash and cash equivalents, marketable securities, or restricted cash
Amortized Cost	$ 42,357	$ 69,968	$ 84,336
Unrealized Gains	9	22	7
Unrealized Losses	0	0	0
Estimated Fair Value	42,366	69,990	84,343
Certificates of Deposit [Member]
Summary of available-for-sale debt securities recorded in cash and cash equivalents, marketable securities, or restricted cash
Amortized Cost		200	200
Unrealized Gains		0	0
Unrealized Losses		0	0
Estimated Fair Value		200	200
Money Market Funds [Member]
Summary of available-for-sale debt securities recorded in cash and cash equivalents, marketable securities, or restricted cash
Amortized Cost	4,009	769	27
Unrealized Gains	0	0	0
Unrealized Losses	0	0	0
Estimated Fair Value	4,009	769	27
Commercial Paper [Member]
Summary of available-for-sale debt securities recorded in cash and cash equivalents, marketable securities, or restricted cash
Amortized Cost	11,800	12,910	23,932
Unrealized Gains	0	0	0
Unrealized Losses	0	0	0
Estimated Fair Value	11,800	12,910	23,932
Corporate notes [Member]
Summary of available-for-sale debt securities recorded in cash and cash equivalents, marketable securities, or restricted cash
Amortized Cost	2,501	16,704	6,294
Unrealized Gains	0	9	0
Unrealized Losses	0	0	0
Estimated Fair Value	2,501	16,713	6,294
Government sponsored enterprise issues [Member]
Summary of available-for-sale debt securities recorded in cash and cash equivalents, marketable securities, or restricted cash
Amortized Cost	20,875	36,157	36,575
Unrealized Gains	5	10	2
Unrealized Losses	0	0	0
Estimated Fair Value	20,880	36,167	36,577
U.S. Treasury securities [Member]
Summary of available-for-sale debt securities recorded in cash and cash equivalents, marketable securities, or restricted cash
Amortized Cost	3,172	3,228	17,308
Unrealized Gains	4	3	5
Unrealized Losses	0	0	0
Estimated Fair Value	$ 3,176	$ 3,231	$ 17,313